SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of Long-Lived Assets (Details)	12 Months Ended
Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss	$ 0